FAIR VALUE MEASUREMENTS FAIR VALUE MEASURMENTS - Fair value of assets and liabilities measured on non recurring (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of long-lived asset	$ 19	$ 277
Long-lived assets held for use impairment	$ 19	$ 277	$ 0
Long lived assets, held for use, location not disclosed	impairment charge	impairment charge	impairment charge
Impairments in non-marketable securities without readily determinable fair value	$ 11
Unrealized gain on non-marketable equity securities	1		$ 6
Other Assets, Fair Value Disclosure	$ 0	$ 0